Forward High Yield Bond Fund

Summary Prospectus  |  May 1, 2015, as amended

Ticker Symbols

Investor: AHBIX  | Institutional: AHBAX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardinvesting.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2015, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.48%	0.33%
Total Annual Fund Operating Expenses	1.23%	0.83%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$125	$85
3 Years	$390	$265
5 Years	$675	$460
10 Years	$1,487	$1,025

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 4.39. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

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Forward High Yield Bond Fund

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an underlying fund for one or more of the Trust’s “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

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Forward High Yield Bond Fund

Average Annual Total Returns

For the period ended December 31, 2014

	1 Year	5 Years	10 Years	Since Inception
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	1.81%	8.17%	6.47%	6.90%
Return After Taxes on Distributions	–1.45%	5.20%	3.52%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	1.39%	5.18%	3.80%	4.02%
Forward High Yield Bond Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes	1.50%	7.75%	6.10%	6.49%
BofA Merrill Lynch U.S. High Yield Master II Index	2.50%	8.88%	7.61%	7.59%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Henry Chu, Senior Vice President and Credit Analyst, and Ashish Shah, Senior Vice President and Credit Analyst. Messrs. Chu and Shah have managed the Fund since September 2015.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

www.forwardinvesting.com    |    (800) 999-6809

SP024 093015

Printed on recycled paper.

Forward High Yield Bond Fund

Summary Prospectus  |  May 1, 2015, as amended

Ticker Symbols

Class C: AHYIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardinvesting.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2015, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C

Management Fee	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.73%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the

Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C

1 Year	$276
3 Years	$545
5 Years	$938
10 Years	$2,038

You would pay the following expenses if you did not redeem your shares:

Class C

1 Year	$176
3 Years	$545
5 Years	$938
10 Years	$2,038

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 4.39. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving,

1

Forward High Yield Bond Fund

and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an underlying fund for one or more of the Trust’s “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and

2

Forward High Yield Bond Fund

performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2009	12.09%
Worst Quarter – December 31, 2008	–14.83%

Average Annual Total Returns

For the period ended December 31, 2014

	1 Year	5 Years	10 Years	Since Inception
Forward High Yield Bond Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–0.05%	7.19%	5.47%	7.07%
Return After Taxes on Distributions	–2.89%	4.61%	2.91%	4.43%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	4.58%	3.20%	4.50%
BofA Merrill Lynch U.S. High Yield Master II Index	2.50%	8.88%	7.61%	9.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Henry Chu, Senior Vice President and Credit Analyst, and Ashish Shah, Senior Vice President and Credit Analyst. Messrs. Chu and Shah have managed the Fund since September 2015.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

www.forwardinvesting.com    |    (800) 999-6809

SP023 093015

Printed on recycled paper